Related Party Transaction (Details) (USD $)	1 Months Ended										12 Months Ended																													1 Months Ended	12 Months Ended						12 Months Ended
	Jul. 30, 2009	May 31, 2006	Feb. 28, 2006	Nov. 30, 2005	Nov. 26, 2005	Oct. 31, 2005	Sep. 30, 2005	Jul. 31, 2005	Jun. 30, 2005	Mar. 31, 2005	Dec. 31, 2012	Dec. 31, 2005	Dec. 31, 2003	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Jan. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Aug. 31, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2008	Mar. 31, 2008	Dec. 31, 2007	Sep. 30, 2007	May 31, 2007	Apr. 30, 2007	Dec. 31, 2006	Sep. 30, 2006	Aug. 31, 2006	Nov. 26, 2004	Dec. 31, 2002	Nov. 26, 2002	Jul. 12, 2011 Non Employee [Member]	Dec. 31, 2011 Non Employee [Member]	Dec. 31, 2010 Non Employee [Member]	Dec. 31, 2012 Non Employee [Member]	Jul. 31, 2009 Non Employee [Member]	Dec. 31, 2012 Third Non Employee [Member]	Dec. 31, 2010 Third Non Employee [Member]	Dec. 31, 2012 Subsequent Event [Member]
Related Party Transaction (Textual) [Abstract]
Payment for consulting services to another non-employee																																											$ 75,000	$ 70,000	$ 75,000	$ 56,500
Payment for consulting services	82,500										54,000																													105,000	129,000	135,000
Shares issued in exchange for services		33,583	655,663										764,000																																		100,000
Related Party Transaction (Additional Textual) [Abstract]
Loan taken by employee																																						109,000
Additional loan taken												25,000	40,000
Accrued interest												24,529
Common stock shares											118,427,925			110,596,798				2,048,671		45,843
Total loan amount upon exchange period												174,000
Common Stock Per Shares												$ 0.75																						$ 0.935
Date of issue											2006-03
Common Stock to be Issued on Exercise of Warrant		350,000							325,500	322,000			100,000		2,000	1,497,528	7,527,279	439,443	123,334	1,584,760	338,000	545,625	100,016	1,830,164	292,112	203,500	1,156,555	1,075,104	197,013	80,000	2,305,756	260,000	260,000	330,881	732,534	732,534	525,000		452,919
Shares Issued In Consideration for Consulting Services	70,000
Share issued upon conversion of loan				900,000	1,101,764	133,334	533,333	466,666	200,000	66,667		264,705
Consulting costs charges											$ 47,520